License and Asset Sale Transaction	9 Months Ended
Sep. 30, 2023
License and Asset Sale Transaction [Abstract]
License and Asset Sale Transaction

Note 10. License and Asset Sale Transaction

On August 5, 2022, the Company entered into a Technology License and Patent Assignment Agreement (the Intel Agreement) with Intel Corporation (Intel), pursuant to which Intel: (i) licensed from the Company, on an exclusive basis, certain software and technology assets related to the Company’s Stellar packet classification intellectual property, including its graph memory engine technology, and any roadmap variant, in the form existing as of the date of the Agreement (the Licensed Technology); (ii) acquired from the Company certain patent applications and patents owned by the Company; and (iii) assumed a professional services agreement, dated March 24, 2020, between Fabulous Inventions AB (Fabulous) and the Company (the Fabulous Agreement), pursuant to which, among other things, the Company licensed from Fabulous certain technology incorporated into the Licensed Technology.

As consideration for the Company to enter into the Agreement, Intel agreed to pay the Company $3,062,500 at the closing of the transaction (the Closing) and $437,500 (the Holdback) upon the satisfaction by the Company, as mutually agreed upon by the parties in good faith, of certain release criteria set forth in the Agreement relating to various due diligence activities of Intel regarding the Licensed Technology (the Release Criteria).

The Company determined that the license and asset sale did not qualify as a sale of a business, but as a sale of a non-financial asset, with the resultant gain recorded as income from operations in accordance with ASC 610-20, Other Income - Gains and Losses from the Derecognition of Nonfinancial Assets. During the year ended December 31, 2022, the Company recognized a $2.6 million gain on this transaction, net of transaction costs. During the nine months ended September 30, 2023, Intel paid the Holdback, and the Company recognized a $0.4 million gain, net of transaction costs, which was recorded as a reduction of operating expenses in the condensed consolidated statements of operations and comprehensive loss.